Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and deposits for immediate withdrawal		$ 20,075		$ 25,559
Cash equivalents in USD deposits	[1]	47,011		17,017
Cash equivalents in NIS deposits (in New Shekels) | ₪	[2]		₪ 3,111		₪ 86
Total Cash and Cash Equivalents		$ 70,197		$ 42,662

[1]	The deposits bear interest of 0.21%-0.52% per year, as of December 31, 2020.
[2]	The deposits bear interest of 0.18% per year, as of December 31, 2020 and 0.02% per year, as of December 31, 2019.